Note 8 - Employees and Employee-related Costs - Remuneration to the Board of Directors and Executive Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive management [member]
Statement Line Items [Line Items]
Wages and salaries	$ 1,518	$ 1,595	$ 1,802
Share-based compensation expenses	108	38	205
Total	1,626	1,633	2,007
Director [Member]
Statement Line Items [Line Items]
Wages and salaries	356	384	360
Share-based compensation expenses	61	58	45
Total	417	442	405
Board of directors and executive management [member]
Statement Line Items [Line Items]
Total	2,044	2,075	2,412
Research and development expenses	767	956	1,150
General and administrative expenses	$ 1,277	$ 1,119	$ 1,262